Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Gross carrying amounts, accumulated amortization and net book value of intangible assets
	December 31, 2012	December 31, 2013
	RMB	RMB
Gross carrying amounts:
Upfront licensing fee paid	553,580	604,615
Software, copyrights and others	158,330	173,395
Intangible assets arising from business combinations
— Software technologies*	724,100	724,100
— Non-compete arrangements	34,848	34,848
— Trademarks	94,181	86,898
— Customer databases	19,308	14,271
	1,584,347	1,638,127
Less: accumulated amortization
Upfront licensing fees paid	(441,877)	(522,665)
Software, copyrights and others	(125,836)	(144,950)
Intangible assets arising from business combinations
— Software technologies	(343,421)	(435,474)
— Non-compete arrangements	(21,321)	(24,348)
— Trademarks	(26,145)	(32,481)
— Customer databases	(8,715)	(12,119)
	(967,315)	(1,172,037)

Less: accumulated impairment	(37,197)	(37,197)
Net book value	579,835	428,893

* Includes assets reclassified in 2012 from in-progress research and development with indefinite life after completion of the associated research and development efforts in the amount of 89.2 million. Net book value of in-progress research and development assets was zero for both dates presented above.

Estimated aggregate amortization expense for each of five succeeding fiscal years
Amortization
RMB

2014	140,221
2015	115,733
2016	82,509
2017	33,485
2018	12,235
Total	384,183